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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2000


Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Undiscovered Managers, LLC
Address:  700 North Pearl Street
          Dallas, TX  75201


Form 13F File Number: 028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            President
Phone:            214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley               Dallas, TX                    February 23, 2001
------------------------        -------------                  -----------------
      [Signature]               [City, State]                        [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   3

Form 13F Information Table Entry Total:              59


Form 13F Information Table Value Total:              $60,800
                                                     (thousands)


List of Other Included Managers:

No.      Name                                       13F File Number
---      ----                                       ---------------
1        Bay Isle Financial Corporation             028-05490
2        Unibank                                    -
3        Waite & Associates                         028-00942

FORM 13F
December 31, 2000

                                                                                                                 Voting Authority
                                                             Value     Shares/   Sh/ Put/  Invstmt    Other    ---------------------
Name of Issuer                 Title of class  CUSIP        (x$1000)   Prn Amt   Prn Call  Dscretn   Managers  Sole     Shared  None
--------------                 --------------  -----       --------    -------   --- ----  -------   --------  ----    -------  ----
Alcoa Inc.                           COM      013817101         134      4,000    SH        OTHER         3              4,000
Alexandria Real Estate Eq. In.       COM      015271109       1,484     39,900    SH        OTHER         1             39,900
AMB Property Corp.                   COM      00163T109       2,690    104,200    SH        OTHER         1            104,200
American General Corp.               COM      026351106         163      2,000    SH        OTHER         3              2,000
American Home Prods Corp.            COM      026609107         191      3,000    SH        OTHER         3              3,000
American Intl. Group Inc.            COM      026874107         182      1,850    SH        OTHER         3              1,850
Applied Materials                    COM      038222105          50      1,300    SH        OTHER         3              1,300
Archstone Comntys Trust              COM      039581103       2,299     89,300    SH        OTHER         1             89,300
Avalonbay Cmntys Inc.                COM      053484101       4,115     82,100    SH        OTHER         1             82,100
Avery Dennison Corp.                 COM      053611109         181      3,300    SH        OTHER         3              3,300
Bank of America Corporation          COM      060505104         202      4,400    SH        OTHER         3              4,400
Bank of New York Inc.                COM      064057102         166      3,000    SH        OTHER         3              3,000
Boston Properties Inc.               COM      101121101       3,676     84,500    SH        OTHER         1             84,500
Carramerica Rlty. Corp.              COM      144418100       1,497     47,800    SH        OTHER         1             47,800
Centerpoint Pptys.                   COM      151895109       1,399     29,600    SH        OTHER         1             29,600
Chateau Cmntys Inc. Com              COM      161726104       1,251     41,100    SH        OTHER         1             41,100
Chelsea GCA Realty Inc.              COM      163262108       2,294     62,200    SH        OTHER         1             62,200
Citigroup Inc.                       COM      172967101         102      2,000    SH        OTHER         3              2,000
Compaq Computer                      COM      204493100          53      3,500    SH        OTHER         3              3,500
Costco Whsl. Corp.                   COM      22160K105         220      5,500    SH        OTHER         3              5,500
Cousins Pptys. Inc.                  COM      222795106       1,327     47,500    SH        OTHER         1             47,500
Duke Weeks Realty Corp               COM      264411505         975     39,600    SH        OTHER         1             39,600
Equity Office Properties             COM      294741103       3,152     96,600    SH        OTHER         1             96,600
Equity Residential Pptys             COM      29476L107       1,134     20,500    SH        OTHER         1             20,500
Exxon Mobil Corp.                    COM      30231G102         174      2,000    SH        OTHER         3              2,000
Federal Natl. Mtg. Assn.             COM      313586109         174      2,000    SH        OTHER         3              2,000
General Growth Pptys Inc.            COM      370021107       2,135     59,000    SH        OTHER         1             59,000
Hershey Foods Corp.                  COM      427866108         148      2,300    SH        OTHER         3              2,300
Home Properties of NY, Inc.          COM      437306103       1,039     37,200    SH        OTHER         1             37,200
Host Marriott Corp New               COM      44107P104       1,485    114,800    SH        OTHER         1            114,800
Illinois Tool Works Inc.             COM      452308109         107      1,800    SH        OTHER         3              1,800
Ingersoll Rand Co.                   COM      456866102         172      4,100    SH        OTHER         3              4,100
Intel Corp.                          COM      458140100         115      3,800    SH        OTHER         3              3,800
Kilroy Realty Corp.                  COM      49427F108       1,534     53,700    SH        OTHER         1             53,700
Kimberly Clark Corp.                 COM      494368103         177      2,500    SH        OTHER         3              2,500
Kimco Realty Corp.                   COM      49446R109         999     22,600    SH        OTHER         1             22,600
LaSalle Hotel Pptys                  COM      517942108         621     40,900    SH        OTHER         1             40,900
Manufactured Home Cmty               COM      564682102       2,538     87,500    SH        OTHER         1             87,500
Minnesota Mining & Mfg               COM      604059105         121      1,000    SH        OTHER         3              1,000
Post Properties Inc.                 COM      737464107         819     21,800    SH        OTHER         1             21,800
Prentiss Properties Trust            COM      740706106         568     21,100    SH        OTHER         1             21,100
Prologis Trust                       COM      743410102       1,711     76,900    SH        OTHER         1             76,900
Providian Financial Corp             COM      74406A102         104      1,800    SH        OTHER         3              1,800
PS Business Parks Inc.               COM      69360J107         562     20,200    SH        OTHER         1             20,200
Safeway Inc.                         COM      786514208         188      3,000    SH        OTHER         3              3,000
Shurgard Storage Centers             COM      82567D104       1,747     71,500    SH        OTHER         1             71,500

Smith Charles Residential            COM      832197107       1,095     23,300    SH        OTHER         1             23,300
Spieker Properties                   COM      848497103       3,409     68,000    SH        OTHER         1             68,000
Starwood Hotels & Resorts            COM      85590A203       1,456     41,300    SH        OTHER         1             41,300
Storage USA                          COM      861907103       1,810     57,000    SH        OTHER         1             57,000
Summit Properties                    COM      866239106         837     32,200    SH        OTHER         1             32,200
Target Corp.                         COM      87612E106         177      5,500    SH        OTHER         3              5,500
Taubman Centers Inc.                 COM      876664103         955     87,300    SH        OTHER         1             87,300
Telesp Celular                     ADR PFD    87952L108          89      3,300    SH        OTHER         2              3,300
The Macerich Company                 COM      554382101         543     28,300    SH        OTHER         1             28,300
Verizon                              COM      92343V104         165      3,300    SH        OTHER         3              3,300
Vornado Realty Trust                 COM      929042109       3,988    104,100    SH        OTHER         1            104,100
Wells Fargo Co.                      COM      949746101         195      3,500    SH        OTHER         3              3,500
Xeikon NV                            ADR      984003103          23      3,900    SH        OTHER         2              3,900


REPORT SUMMARY               59 Data Records                 60,800          3    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED